Earnings per Unit and Cash Distributions - Schedule of Calculations of Basic and Diluted Earnings per Unit (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Unit Basic And Diluted [Line Items]
Cash distributions to IDR holders	$ 20,779	$ 40,481	$ 21,954
Net income attributable to IDRs	(2,176)	(13,089)
KNOT [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Cash distributions to IDR holders	20	600
IDR Holders [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Net income attributable to IDRs	$ 20	$ 600